Income Taxes - Analysis of charge(credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax benefit	$ (178)	$ (1,557)	$ (825)
Total income taxes for the year	(178)	(1,557)	(825)
Operating tax loss carry-forwards	$ 9,500	$ 3,800	$ 1,300